Summary of Notes and Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts and Other Receivables [Line Items]
Notes receivable	$ 807	$ 1,176
Trade accounts receivable	39,531	42,968
Trade Accounts And Notes Receivable Gross Current	40,338	44,144
Allowance for doubtful accounts	(1,634)	(2,648)	(3,118)	(3,290)
Allowance for sales returns and discounts	(1,919)	(2,709)	(2,057)	(1,813)
Accounts and Notes Receivable, Net, Total	$ 36,785	$ 38,787